Derivative Financial Instruments (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Schedule of Fair Value of Derivative Instruments in the Consolidated Balance Sheets
The Company held the following derivative instruments as of the dates indicated:

		As of March 31, 2015			As of December 31, 2014
(in millions)	Notional Currency	Notional Value	Assets (a) (b)	Liabilities (a) (c)	Notional Value	Assets (a) (b)	Liabilities (a) (c)
Derivatives designated as hedges of net investments in foreign operations:
Foreign exchange contracts	AUD	260	$56	$—	260	$41	$—
Foreign exchange contracts	EUR	200	53	—	200	27	—
Foreign exchange contracts	GBP	250	37	—	250	18	—
Foreign exchange contracts	CAD	110	17	—	110	9	—
			163	—		95	—
Derivatives not designated as hedging instruments:
Interest rate contracts	USD	5,750	59	(106)	5,750	47	(105)
Foreign exchange contracts	EUR	22	4	—	22	1	—
			63	(106)		48	(105)
			$226	$(106)		$143	$(105)

(a)
Of the balances included in the table above, in aggregate, $222 million of assets and $96 million of liabilities, net $126 million, as of March 31, 2015 and $142 million of assets and $96 million of liabilities, net $46 million, as of December 31, 2014 are subject to master netting agreements to the extent that the swaps are with the same counterparty. The terms of those agreements require that the Company net settle the outstanding positions at the option of the counterparty upon certain events of default.

(b)	Derivative assets included in “Other current assets” and “Other long-term assets” in the unaudited consolidated balance sheets.

(c)	Derivative liabilities included in “Other current liabilities” and “Other long-term liabilities” in the unaudited consolidated balance sheets.

The Company held the following derivative instruments as of the dates indicated:

	As of December 31,
	2014				2013
(in millions)	Notional Currency	Notional Value	Assets (a)	Liabilities (a)	Notional Currency	Notional Value	Assets (a)	Liabilities (a)
Derivatives designated as hedges of net investments in foreign operations:
Foreign exchange contracts	AUD	260	$41	$—	AUD	215	$15	$(16)
Foreign exchange contracts	EUR	200	27	—	EUR	200	—	(6)
Foreign exchange contracts	GBP	250	18	—	GBP	100	—	(8)
Foreign exchange contracts	CAD	110	9	—	CAD	75	2	—
			95	—			17	(30)
Derivatives not designated as hedging instruments:
Interest rate contracts	USD	5,750	47	(105)	USD	5,750	47	(120)
Foreign exchange contracts	EUR	22	1	—	EUR	22	—	(3)
			48	(105)			47	(123)
			$143	$(105)			$64	$(153)

(a)
Of the balances included in the table above, in aggregate, $142 million of assets and $96 million of liabilities, net $46 million, as of December 31, 2014 and $64 million of assets and $125 million of liabilities, net $61 million, as of December 31, 2013 are subject to master netting agreements to the extent that the swaps are with the same counterparty. The terms of those agreements require that the Company net settle the outstanding positions at the option of the counterparty upon certain events of default.

Schedule of The Effect of Derivative Instruments on the Consolidated Statements of Operations
Derivative gains and (losses) were as follows for the periods indicated:

	Three months ended March 31,
	2015		2014
(in millions, pretax)	Interest Rate Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Foreign Exchange Contracts
Derivatives in net investment hedging relationships:
Gain (loss) recognized in other comprehensive income (loss) (effective portion)	$—	$67	$—	$(7)
Derivatives not designated as hedging instruments:
Gain (loss) recognized in Other income (expense) in the unaudited consolidated statements of operations	(5)	3	3	—

Derivative gains and (losses) were as follows for the periods indicated:

	Year ended December 31,
	2014		2013		2012
(in millions, pretax)	Interest Rate Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Foreign Exchange Contracts
Derivatives in cash flow hedging relationships(a):
Gain (loss) reclassified from accumulated OCI into Interest expense in the consolidated statements of operations	$—	$—	$—	$—	$(115)	$—
Derivatives in net investment hedging relationships:
Gain (loss) recognized in OCI (effective portion)	$—	$80	$—	$14	$—	$(9)
Derivatives not designated as hedging instruments
Gain (loss) recognized in Other income (expense) in the consolidated statements of operations	$(3)	$4	$(23)	$(2)	$(90)	$(2)

(a)	No gain (loss) recognized in consolidated statements of operations due to ineffectiveness.

Summary of Activity in Other Comprehensive Income Related to Derivative Instruments Classified as Cash Flow Hedges and as a Net Investment Hedge
The following table summarizes activity in other comprehensive income for the three months ended March 31, 2015 related to derivative instruments classified as cash flow hedges and a net investment hedge held by the Company:

(in millions, after tax)	Three months ended March 31, 2015
Accumulated gain included in other comprehensive income (loss) at beginning of the period	$37
Less: Reclassifications into earnings from other comprehensive income (loss), net of tax	—
37
Increase in fair value of derivatives that qualify for hedge accounting (a)	42
Accumulated gain included in other comprehensive income (loss) at end of the period	$79

(a)	Gains and (losses) are included in “Unrealized gains on hedging activities” and in “Foreign currency translation adjustment” on the unaudited consolidated statements of comprehensive income (loss).

The following table summarizes activity in other comprehensive income for the years ended December 31, 2014, 2013, and 2012 related to derivative instruments classified as cash flow hedges and a net investment hedge held by the Company:

	Year ended December 31,
(in millions, after tax)	2014	2013	2012
Accumulated loss included in other comprehensive income (loss) at beginning of the period	$(12)	$(21)	$(87)
Less: Reclassifications into earnings from other comprehensive income (loss), net of tax	—	—	72
	(12)	(21)	(15)
Increase (decrease) in fair value of derivatives that qualify for hedge accounting (a)	49	9	(6)
Accumulated gain (loss) included in other comprehensive income (loss) at end of the period	$37	$(12)	$(21)

(a)	Gains and (losses) are included in “Unrealized gains on hedging activities” and in “Foreign currency translation adjustment” on the consolidated statements of comprehensive income (loss).